SUPPLEMENT TO THE FIDELITY AGGRESSIVE MUNICIPAL FUND
FEBRUARY 28, 1997
PROSPECTUS
In the Financial Highlights table on page 5, the line item "Total from investment operations" should be $.392 for the year ended December 31, 1996 instead of $(.392) as previously reported.